Schedule of Other Payables (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Accrued expenses	₪ 6,386	₪ 3,857
Institutions	27,351	21,236
Payroll and related liabilities	6,113	6,732
Deferred revenues		8,060
Short term Lease liability	4,640	4,349
Advanced payments		66
Deferred consideration due to acquisitions	4,080	4,080
Contingent liability (Note 16)	6,123
Others	459	17
Other Payables	₪ 55,152	₪ 48,397